Note 7 - Related Party Transactions (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Details
Ron Howell Consulting Agreement	$ 440,000	$ 320,000
Accrued Consulting Fee	$ 70,000	$ 70,000